Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Goodwill	The change in goodwill during the year is as follows:

	2021	2020
Beginning of year	$2,333	$2,333
Acquired Goodwill	33,509	—
Impairment	—	—

End of year	$35,842	$2,333

Schedule of Acquired Intangible Assets
Acquired intangible assets were as follows at
year-end:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$1,566	$589	$656	$479
Trade name intangibles	348	15	—	—

Total	$1,914	$604	$656	$479

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Expected amortization for the next five years is as follows:

(In Thousands)
2022	$263
2023	238
2024	212
2025	185
2026	166